Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 2,924,000			$ 3,204,000	$ 4,380,000			$ 645,200
Prepaid expenses and other current assets	1,247,000			1,226,000				1,043,700
Total current assets	4,303,000			4,430,000				1,688,900
Property and equipment, net	4,847,000			6,175,100				8,136,900
Operating lease right-of-use asset, net	1,074,000			1,542,500				2,117,300
Other assets	21,000			21,400				24,400
Total Assets	10,245,000			12,169,000				11,967,500
Senior secured convertible promissory notes, net	13,640,000			14,000,000				3,809,900
Accounts payable	1,693,000			2,136,000				7,308,100
Accrued expenses and other current liabilities				1,673,400				881,600
Interest payable	1,460,000			1,937,900				142,100
Note payable				0				557,200
Operating lease liability - short term	670,000			631,000				584,400
Total current liabilities	19,129,000			20,378,300				13,283,300
Subordinated convertible promissory note				0				2,914,000
Operating lease liability - long term	404,000			911,500				1,544,900
Total Liabilities	19,533,000			21,289,800				17,742,200
Commitments and contingencies (Note 8)
Stockholders’ Deficit:
Preferred Stock, $0.0001 par value: 60,000,000 shares authorized, 14,000 and 0 issued and outstanding, with a liquidation preference of $16,205,500 and $0, as of December 31, 2023 and December 31, 2022, respectively	0			2				0
Common stock, $0.001 par value: 300,000,000 shares authorized as of December 31, 2023 and December 31, 2022; 1,258,460 and 648,384 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	1,000			1,258				648
Additional paid-in capital	134,015,000			113,774,740				96,172,152
Accumulated deficit	(143,304,000)			(122,896,800)				(101,947,500)
Total Stockholders’ Deficit	(9,288,000)	$ (5,169,000)	$ (7,211,000)	(9,120,800)	$ (4,488,000)	$ (6,295,000)	$ (8,140,000)	(5,774,700)	$ 27,319,800
Total Liabilities and Stockholders’ Deficit	$ 10,245,000			$ 12,169,000				$ 11,967,500